Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss		$ (231,910,985)	$ (24,852,333)	$ (12,117,569)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		11,709,430	4,577,764	76,097
Amortization of right-of-use asset		54,478	74,145	70,341
Interest expense		824,219
Non-cash research and development expenses			41,000,000
Impairments loss on plant and equipment		99,131,667
Changes in operating assets and liabilities:
Deposit		25,992	155,077	(51,069)
Prepaid expenses and other current assets		(152,833)	524,415	628,950
Lease liability		64,732	(74,145)	(70,341)
Accrued expenses and other current liabilities		(1,136,736)	2,203,647	41,560
Net cash (used in) provided by operating activities		(121,390,036)	23,608,570	(11,422,031)
Cash flows from investing activities
Purchase of property and equipment			(30,000,000)
Purchase of intangible assets				(600,000)
Net cash used in investing activities			(30,000,000)	(600,000)
Cash flows from financing activities
Capital contribution by shareholders				17,525,456
Proceeds from borrowings from related parties		118,661,546	1,930,779	517,851
Proceeds from borrowings from third parties		3,044,476	105,252
Payment of deferred offering costs			(1,609,714)
Net cash provided by financing activities		121,706,022	426,317	18,043,307
Net increase (decrease) in cash		315,986	(5,965,113)	6,021,276
Cash, beginning of year		86,750	6,051,863	30,587
Cash, end of year		402,736	86,750	6,051,863
Supplemental disclosure of non-cash flow information:
Lease liability arising from obtaining right-of-use assets	[1]	100,610
Purchase of property and equipment	[1]		63,200,000
Capital contribution by shareholders from additional paid-in capital	[1]		104,200,001
Net assets acquired from Reverse recapitalization	[1]	$ 2,382,724

[1]	The non-cash transactions include the purchase of property and equipment amounted to $63.2 million, research and development services amounted to $41.0 million, in exchange for capital contribution of $104.2 million by shareholders.